(JH Classic Value Fund - Class R6) | (John Hancock Classic Value Fund)
John Hancock Classic Value Fund (the fund) Supplement dated 6–1–13 to the current Class R6 shares Prospectus Effective June 1, 2013, the management fee rate for the fund has been reduced.
In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (John Hancock Classic Value Fund)	Class R6 (JH Classic Value Fund - Class R6)
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (John Hancock Classic Value Fund)		Class R6 (JH Classic Value Fund - Class R6)
Management fee	[1]	0.75%
Other expenses		0.10%
Total annual fund operating expenses		0.85%
[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (John Hancock Classic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (JH Classic Value Fund - Class R6)	87	271	471	1,049